Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 5 – Income Taxes

The Company accounts for income taxes in accordance with ASC Topic No. 740. This standard requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards. Income tax returns open for examination by the Internal Revenue Service consist of tax years ended December 31, 2014 through 2016.

The Company has available at December 31, 2017, unused operating loss carryforwards of approximately $8,617,000, which may be applied against future taxable income and which expire in various years through 2037. However, if certain substantial changes in the Company’s ownership should occur, there could be an annual limitation on the amount of net operating loss carryforward which can be utilized. The amount of and ultimate realization of the benefits from the operating loss carryforwards for income tax purposes is dependent, in part, upon the tax laws in effect, the future earnings of the Company and other future events, the effects of which cannot be determined. Because of the uncertainty surrounding the realization of the loss carryforwards, the Company has established a valuation allowance equal to the tax effect of the loss carryforwards and other temporary differences of approximately $2,929,900 and $3,767,996 at December 31, 2017 and 2016, respectively, and, therefore, no deferred tax asset has been recognized for the loss carryforwards.

Deferred tax assets are comprised of the following:

	2017	2016

Deferred tax assets:
NOL carryover	$2,929,900	$3,235,490
Impairments	-	33,931
Warrants	-	498,575
Valuation allowance	(2,929,900)	(3,767,996)
Net deferred tax asset	$-	$-

The reconciliation of the provision for income taxes computed at the U.S. federal statutory tax rate (34%) to the Company’s effective tax rate for the period ended December 31, 2017 and 2016 is as follows:

	2017	2016

Book Loss	$(1,556.355)	$(746,924)
State taxes	-	(106,546)
Meals & Entertainment	3,200	-
Change in valuation allowance	1,553,200	853,470

Provision for Income Taxes	$-	$-